SUPPLEMENTARY CASH FLOW INFORMATION - Other Non-Cash Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Supplementary Cash Flow Information [Abstract]
Loss on disposal and write-down of assets	$ 11.7	$ 2.1
Amortization of union negotiation	13.5	11.1
Adjustments for provisions	(1.1)	(3.4)
Other expenses	15.0	10.9
Total non-cash expenses, net	$ 39.1	$ 20.7